Subsequent event	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Subsequent event [Abstract]
Subsequent event

15. Subsequent event:

May 2012 agreement regarding Biovest Laurus/Valens Term A and Term B Notes:

On May 10, 2012, Biovest entered into an agreement with Laurus/Valens relating to the indebtedness and common stock held by Laurus/Valens (the “Paydown Agreement”). The Paydown Agreement provides that, if Biovest or a designee pay $30.9 million (the “Buy Out Amount”) to Laurus/Valens on or before August 15, 2012, Laurus/Valens will (i) assign the Term A Notes and Term B Notes to Biovest or Biovest’s designee, (ii) assign back to Biovest an aggregate of 10,232,132 shares of the Biovest common stock held by Laurus/Valens (out of a total of 14,834,782 shares held as May 10, 2012), and (iii) assign back to Biovest one-half of Laurus/Valens’ royalty interest in BiovaxID® and Biovest’s other biologic products (such assignment to consist of a 3.125% royalty interest).

If on or before August 15, 2012, Laurus/Valens is paid less than $30.9 million but at least $20.0 million (the Minimum Paydown Amount”), then (i) Laurus/Valens agrees to amend the Term A Notes and Term B Notes to extend the maturity date to December 31, 2014, (ii) Biovest will be permitted to eliminate or amend the mandatory prepayment and board-representation provisions of Laurus/Valens indebtedness, (iii) Biovest will be permitted to issue new indebtedness that is pari passu with Laurus/Valens indebtedness in an amount of up to $12.0 million above the amount actually paid down by Biovest (the “Actual Paydown Amount”), and (iv) Laurus/Valens will assign back to Biovest a pro rata portion of the above-described shares and royalty interests based on the amount by which the Actual Paydown Amount bears to the Buy Out Amount. If within 90 days following the payment of the Actual Paydown Amount Biovest is able to pay the remaining balance under the Term A Notes and Term B Notes, then the remaining number of shares and royalty interests otherwise subject to assignment under the Paydown Agreement will be assigned to Biovest as though Biovest originally paid the full Buyout Amount on or before August 15, 2012.

In addition to the foregoing, under the Paydown Agreement, Laurus/Valens has agreed to limit any sales of its Biovest common stock between May 10, 2012 and August 15, 2012 to 1% of Biovest’s outstanding common stock. Also, in the event that the Buy Out Amount or Minimum Paydown Amount is received on or before May 15, 2012, Laurus/Valens will agree to a lock-up of up to two years on 3.0 million of Biovest common shares (or in the case of a Minimum Paydown Amount, a pro rata portion thereof based on the Actual Paydown Amount) and grant Biovest the right to purchase such shares during such lock-up period for a purchase price of $0.50 per share. The effectiveness of the Paydown Agreement is subject to the written consent of Corps Real.

21. Subsequent Events:

Analytica Asset Purchase Agreement

Upon satisfaction of all conditions, on December 15, 2011, the Company, Analytica, LA-SER Alpha Group Sarl (“LA-SER”), and Analytica LA-SER International, Inc., a wholly-owned subsidiary of LA-SER (“Newcorp” and collectively with LA-SER, the “Purchaser”) closed on a definitive agreement (the “Purchase Agreement”) relating to the sale of substantially all of Analytica’s assets and business to the Purchaser for a maximum aggregate purchase price of up to $10 million, consisting of fixed and contingent payments. As part of the maximum aggregate purchase price payable by the Purchaser to Analytica, the Purchaser agreed to grant to Analytica, at no additional consideration, up to $0.6 million worth of research services as requested by the Company to support the Company’s ongoing biotech activities.

To facilitate the closing of the Purchase Agreement (the “Closing”), Analytica and the Company did the following:

(1)	Obtained an order of the Bankruptcy Court, authorizing the Purchase Agreement and the sale and conveyance of Analytica’s assets and business;

(2)	Obtained all third party consents required for the assignment of the transferred contracts and the subleases of Analytica’s New York and Germany Leases;

(3)	Filed an amendment to Analytica’s Articles of Incorporation changing its name; and

(4)	Closed an agreement with Laurus/Valens that, inter alia, terminates and releases all of Laurus/Valens’ claims, liens and security interests on Analytica’s assets and business to be sold to the Purchaser.

In consideration for the sale of the assets and business, the Purchaser paid $4 million (the “Upfront Purchase Price”) for the benefit of the Company directly to an agent of Laurus/Valens. In addition to the Upfront Purchase Price, the Purchaser will pay to Analytica additional earnout consideration (the “Earnout”), up to $6 million, based on Newcorp’s operations following the Closing, to be paid as follows:

(1)

On March 31, 2012, the Purchaser will pay an amount, up to $1.5 million (the “1 st Earnout Payment”), to Analytica, based upon a formula involving the aggregate gross revenue of Newcorp from December 15, 2011 through March 31, 2012, as well as the aggregate backlog of Newcorp’s business as of March 31, 2012;

(2)

The Purchaser will pay up to $4.5 million (the “2 nd Earnout Payment”) to Analytica. The amount of the 2 nd Earnout Payment will be calculated based upon a multiple of Newcorp’s EBITDA for specified periods, with certain adjustments for payments made previously (including the Upfront Purchase Price plus the 1st Earnout Payment plus the amount of research services actually acquired by Analytica pursuant to the Purchase Agreement (up to $0.6 million)). If the 1 st Earnout Payment is less than $1.5 million, the maximum amount of the 2nd Earnout Payment will be increased by an amount equal to the difference between $1.5 million and the actual 1st Earnout Payment; and

(3)

The Purchaser may, on or before March 31, 2012, elect to reduce the maximum amount of the 2 nd Earnout Payment from $4.5 million to $3 million by paying such amount in full on or before June 30, 2012. Upon such payment, the Purchaser will not be obligated to make any further earnout payments, including the 2nd Earnout Payment.

Pursuant to the Purchase Agreement, the Company and Analytica agreed that, for five (5) years following December 15, 2011, neither the Company, Analytica nor their subsidiaries or affiliates will engage, directly or indirectly, in the healthcare consulting business, nor will they employ any of Anaytica’s pre-Closing employees or representatives.

Agreement with Laurus/Valens

In connection with Analytica Asset Purchase Agreement (as described above), the Company entered into an agreement with LV Administrative Services, Inc. (“LV”), as agent for and on behalf of Laurus/Valens (the “Lender Agreement”), whereby Laurus/Valens, conditioned upon receipt of the Upfront Purchase Price in an amount of a minimum of $4 million: (1) consented to the transactions contemplated by the Purchase Agreement and released all liens and security interests on Analytica’s assets to be sold to the Purchaser; (2) waived any right to any of the Earnout payable pursuant to the Purchase Agreement; (3) extended the maturity date of the Company’s Laurus/Valens Term Notes from May 17, 2012 and November 17, 2012 to May 17, 2013 and November 17, 2013, respectively; and (4) modified the obligation set forth in the Term Notes that previously required the Company to pay thirty percent (30%) of any capital raised by the Company to Laurus/Valens as a prepayment on the Laurus/Valens Term Notes. As a result, if the Company completes a capital raise prior to March 31, 2012, the Company will not be required to use the proceeds from such capital raise towards the prepayment of the Laurus/Valens Term Notes, unless such capital raise exceeds $5 million of net proceeds.

Appointment and election of certain officers and directors

Effective as of December 20, 2011, Samuel S. Duffey, Esq., was appointed to serve in the position of Chief Executive Officer, in addition to continuing his responsibilities as the Company’s President and General Counsel. Mr. Duffey was also designated to serve as the Company’s Principal Executive Officer in connection with dealings with the Company’s independent audit firm and filings with the SEC.

Effective as of December 20, 2011, Francis E. O’Donnell, Jr., M.D. was appointed by the Board of Directors to serve in the position of Executive Chairman of the Board.